SHARE-BASED COMPENSATION (Details 2) - Nonvested restricted stock [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stocks, Nonvested restricted stocks outstanding begining balance | shares	3,237,240
Number of Restricted Stocks, Granted | shares	13,931,961
Number of Restricted Stocks, Forfeited | shares	(807,413)
Number of Restricted Stocks, Vested | shares	(1,702,964)
Number of Restricted Stocks, Nonvested restricted stocks outstanding ending balance | shares	14,658,824
Weighted Average Grant Date Fair Value, Nonvested restricted stocks outstanding begining balance | $ / shares	$ 4.25
Weighted Average Grant Date Fair Value, Granted | $ / shares	4.77
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	4.85
Weighted Average Grant Date Fair Value, Vested | $ / shares	3.77
Weighted Average Grant Date Fair Value, Nonvested restricted stocks outstanding ending balance | $ / shares	$ 4.77